Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 6,587	$ 11,460
Cash equivalents	54,547	74,083
Cash and cash equivalents	$ 61,134	$ 85,543	$ 122,293	$ 194,471